Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($)	1 Months Ended			6 Months Ended
	Mar. 31, 2015	Aug. 21, 2014	May. 01, 2014	Sep. 30, 2015
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1			$ 216,236
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4			216,236
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5			23,787
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8			23,787
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9			240,023
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11			0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12			$ 240,023
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1		$ 149,687
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3		0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4		$ 149,687
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1	$ 0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5	176,486
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8	176,486
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9	18,454
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12	18,454
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 13	194,940
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 14	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 15	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 16	$ 194,940
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1				$ 0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5				215,327
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8				215,327
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9				22,275
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12				22,275
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 13				237,602
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 14				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 15				0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 16				$ 237,602